Note 15 - Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Text Block]
15.     Subsequent Events

(a)
On November 22, 2012, the Company’s Board of Directors approved under the Company’s 2007 Equity Compensation Plan the granting of 74,761 restricted shares to the Company’s CEO, CFO, Executive and Non-Executive members of Board of Directors vesting on September 30, 2014.